Deferred Revenue/Income	9 Months Ended
Sep. 30, 2021
Deferred Revenue/Income
Deferred Revenue/Income
15.	Deferred Revenue/Income

The following table shows a reconciliation in the current reporting period related to carried-forward deferred revenue/income.

	Nine Months Ended September 30,
	2020	2021
Deferred revenue/income – beginning of period	485,087	1,061,254
Additions	611,030	1,376,346
Recognition	(282,991)	(560,611)
Effects on foreign exchange adjustment	(1,900)	(330)
Deferred revenue/income – end of period	811,226	1,876,659

Deferred revenue mainly includes the transaction price allocated to the performance obligations that are unsatisfied, or partially satisfied, which mainly arises from the undelivered home chargers, the vehicle connectivity service, the extended lifetime warranty service, the points offered to customers as well as battery swapping service embedded in the vehicle sales contract, with unrecognized deferred revenue balance of RMB1,006,824 and RMB1,837,595 as of December 31, 2020 and September 30, 2021.

The Group expects that 33% of the transaction price allocated to unsatisfied performance obligation as at September 30, 2021 will be recognized as revenue during the period from October 1, 2021 to September 30, 2022. The remaining 67% will be recognized during the period from October 1, 2022 to March 31, 2026.

Deferred income includes the reimbursement from a depository bank in connection with the advancement of the Company’s ADR and investor relations programs in the next five years. The Company initially recorded the payment from the depository bank as deferred income and then recognized as other gain over the beneficial period, with unrecognized deferred income balance of RMB54,430 and RMB39,064 as of December 31, 2020 and September 30, 2021.